LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 6,555	$ 7,156
Operating lease liabilities, current	789	846
Operating lease liabilities, long-term	$ 5,871	$ 6,443
Weighted average remaining lease term (in years)	7 years 11 months 1 day	4 years 2 months 15 days
Weighted average discount rate	6.16%	5.58%